Other financial Liabilities (Details) $ in Thousands			12 Months Ended
	Feb. 10, 2023 EUR (€)	Sep. 08, 2016 EUR (€) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Mar. 03, 2022 USD ($)	Mar. 03, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Categories of financial liabilities [abstract]
Non-Current | $			$ 38,279				$ 4,549
Current | $			60,382				62,464
Total | $			98,661				67,013
Modification of Contractual Terms in REINDUS Loan
Financial Loans With Governments Agencies [Abstract]
Early repayment of debt	€ 16,300,000
Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Amortized cost | $			34,675
Financial liabilities, at fair value			48,066		$ 34,149	€ 30,693,000
Principal amount						€ 34,500,000
Additional interest rate payable					1.00%	1.00%
Government grant					$ 4,236	€ 3,807,000
Intercompany net commercial balances | $			20,000
Sociedad Estatal de Participaciones Industriales loan | Loan with fixed interest rate
Financial Loans With Governments Agencies [Abstract]
Interest rate (as a percent)					2.00%	2.00%
Principal amount						€ 16,900,000
Sociedad Estatal de Participaciones Industriales loan | Loan With Variable Interest Rate [Member]
Financial Loans With Governments Agencies [Abstract]
Principal amount						€ 17,600,000
Sociedad Estatal de Participaciones Industriales loan | Interest Rate Spread, Fourth Year [Member]
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)					5.00%	5.00%
Sociedad Estatal de Participaciones Industriales loan | LIBOR | Interest rate spread, first year
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)					2.50%	2.50%
Sociedad Estatal de Participaciones Industriales loan | LIBOR | Interest rate spread, second and third years
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)					3.50%	3.50%
Loan maturing in February 2025
Financial Loans With Governments Agencies [Abstract]
Principal amount						€ 17,250,000
Loan maturing in June 2025
Financial Loans With Governments Agencies [Abstract]
Principal amount						17,250,000
Financial Loans With Governments Agencies
Categories of financial liabilities [abstract]
Non-Current | $			38,279				4,549
Current | $			60,382				62,464
Total | $			98,661				67,013
REINDUS Loan
Financial Loans With Governments Agencies [Abstract]
Financial liabilities, at fair value | $			$ 48,066				44,200
Ferroatlantica, S.A.U.
Financial Loans With Governments Agencies [Abstract]
Loans received		€ 26,909,000
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial Loans With Governments Agencies [Abstract]
Loans received		€ 44,999,000
Number of loan installments | installment		7
Borrowings term		10 years
Grace period at start of loan		3 years
Interest rate (as a percent)			3.55%	3.55%
Default interest rate (as a percent)			3.75%	3.75%
Amortized cost			$ 58,651	€ 54,989,000			$ 61,815	€ 54,578,000
Grupo FerroAtlantica, S.A.U
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold			51.00%
Grupo Villar Mir SAU
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold			35.00%
Grupo FerroAtlantica de Servicios, S.A.U
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold			100.00%
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U.,
Financial Loans With Governments Agencies [Abstract]
Debt instrument threshold amount of default on payment obligations				2,500,000
Debt Instrument, Threshold Amount of Default on Payment Obligations on Commercial Non Financial Nature				2,500,000
Debt Instrument, Threshold Amount of Default on Payment Obligations with Creditors				€ 5,000,000
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Principal amount						€ 34,500,000